Stockholders' Equity (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 19, 2019	Aug. 16, 2018	Sep. 25, 2017	Apr. 13, 2016	Jul. 31, 2019	Oct. 31, 2017	Apr. 30, 2018	Jul. 31, 2019	Jul. 31, 2018	Jan. 23, 2017	Nov. 23, 2015	Aug. 29, 2014
Preferred stock, shares authorized					5,000,000			5,000,000	5,000,000
Preferred stock, shares par value					$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized					100,000,000			100,000,000	100,000,000
Common stock, shares par value					$ 0.01			$ 0.01	$ 0.01
Inducement to exercise warrants							$ 876,000	$ 960,000	$ 876,000
Proceeds from issuance of common stock								1,710,000
Proceeds from warrant exercise								840,000	2,632,000
Value of shares issued for services									172,000
Two Year Service Agreement [Member] | Business Development Services [Member]
Number of common shares issued for services						50,000
Value of shares issued for services						$ 51,000		$ 25,000	21,000
Two Year Service Agreement [Member] | General Financial Advisory Services [Member]
Number of common shares issued for services				250,000
Value of shares issued for services				$ 290,000					$ 101,000
2014 Warrants [Member]
Number of common stock shares issued			1,491,649
Warrant exercise price per share					$ 0.75			$ 0.75
Number of warrants to purchase common stock	2,399,999				2,533,331			2,533,331
Aggregate value of exercise price of warrants	$ 840,000
Inducement to exercise warrants								$ 960,000
2014 Warrants [Member] | Maximum [Member]
Warrant exercise price per share	$ 0.75
2014 Warrants [Member] | Minimum [Member]
Warrant exercise price per share	$ 0.35
2015 Warrants [Member]
Number of common stock shares issued			1,599,135
2017 Warrants [Member]
Number of common stock shares issued			1,396,470
Warrant exercise price per share					$ 1.25			$ 1.25
Number of warrants to purchase common stock					176,471			176,471
Proceeds from issuance of common stock			$ 2,720,000
Original Warrants [Member]
Warrant expiration date					Sep. 25, 2017			Sep. 25, 2017
Number of warrants exercised during period									198,057
2015 Warrants [Member]
Number of warrants to purchase common stock					268,909			268,909
Proceeds from warrant exercise								$ 107,000
2015 Warrants [Member] | Garden State Securities Inc [Member]
Number of warrants to purchase common stock					4,756,163			4,756,163
Proceeds from warrant exercise								$ 2,632,000
Warrant [Member]
Number of common stock shares issued									158,342
Number of warrants exercised during period									573,057
Mr. Tom Y. Lee [Member]
Investments amount									$ 1,000,000
Investment cash									500,000
Cancellation of indebtedness amount									500,000
Mr. Tom Y. Lee [Member] | 2014 Warrants [Member]
Number of warrants to purchase common stock	2,133,333
Aggregate value of exercise price of warrants	$ 746,666
Dale Okuno [Member] | 2014 Warrants [Member]
Number of warrants to purchase common stock	213,333
Aggregate value of exercise price of warrants	$ 74,666
Investors [Member] | 2014 Warrants [Member]
Number of warrants to purchase common stock												4,104,980
Investors [Member] | 2014 Warrants [Member] | Maximum [Member]
Price per share												$ 0.75
Investors [Member] | 2014 Warrants [Member] | Minimum [Member]
Price per share												$ 0.60
Investors [Member] | 2015 Warrants [Member]
Number of warrants to purchase common stock											1,986,101
Investors [Member] | 2015 Warrants [Member] | Maximum [Member]
Price per share											$ 0.45
Investors [Member] | 2015 Warrants [Member] | Minimum [Member]
Price per share											$ 0.40
Investors [Member] | 2017 Warrants [Member]
Number of warrants to purchase common stock										1,572,941
Investors [Member] | 2017 Warrants [Member] | Maximum [Member]
Price per share										$ 1.25
Investors [Member] | 2017 Warrants [Member] | Minimum [Member]
Price per share										$ 0.85
Private Placement [Member]
Closing value of common stock shares		$ 1,500,000
Number of common stock shares issued		3,333,964			2,468,963
Price per share		$ 0.45			$ 0.29			$ 0.29
Conversion amount									$ 500,000
Net proceeds from private placement financing		$ 1,500,000			$ 716,000
Private Placement [Member] | Dale Okuno [Member]
Investments amount					250,000			$ 250,000
Private Placement [Member] | Ivan Chen [Member]
Investments amount					$ 35,000			$ 35,000